As filed with the Securities and Exchange Commission on May 26, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-23011

PENN CAPITAL FUNDS TRUST
 (Exact name of registrant as specified in charter)

Navy Yard Corporate Center
3 Crescent Drive, Suite 400
Philadelphia, Pennsylvania 19112
(Address of principal executive offices) (Zip code)

Richard A. Hocker
Navy Yard Corporate Center 3 Crescent Drive, Suite 400 Philadelphia, Pennsylvania 19112

With copies to:

Lisa L.B. Matson, Esq.
Navy Yard Corporate Center 3 Crescent Drive, Suite 400 Philadelphia, Pennsylvania 19112

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103
(215) 302-1500
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

PENN Capital Small/Mid Cap Equity Fund
Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks: 95.0%	Shares	Value
Air Freight & Logistics: 1.2%
XPO Logistics, Inc. (a)	3,787	$116,261
Airlines: 1.6%
Spirit Airlines, Inc. (a)	3,207	153,872
Banks: 9.1%
BankUnited, Inc.	4,485	154,463
BNC Bancorp	5,353	113,055
First Horizon National Corp.	7,086	92,827
Opus Bank	4,425	150,450
PacWest Bancorp	4,144	153,950
PrivateBancorp, Inc.	4,851	187,249
		851,994
Biotechnology: 1.8%
Medivation, Inc. (a)	3,662	168,379
Building Products: 1.6%
A. O. Smith Water Products Co.	1,983	151,323
Capital Markets: 2.6%
Affiliated Managers Group, Inc. (a)	791	128,458
WisdomTree Investments, Inc.	10,402	118,895
		247,353
Commercial Services & Supplies: 1.8%
Mobile Mini, Inc.	5,106	168,600
Construction Materials: 1.7%
Summit Materials, Inc. (a)	8,034	156,261
Consumer Finance: 1.4%
Sallie Mae Corp. (a)	21,147	134,495
Containers & Packaging: 1.7%
Berry Plastics Group, Inc. (a)	4,510	163,036
Diversified Telecommunication Services: 1.1%
8x8, Inc. (a)	10,214	102,753
Energy Equipment & Services: 1.6%
Superior Energy Services, Inc.	5,889	78,854
U.S. Silica Holdings, Inc.	3,167	71,954
		150,808
Health Care Equipment & Supplies: 1.6%
NuVasive, Inc. (a)	3,001	145,999
Health Care Providers & Services: 2.4%
Envision Healthcare Holdings, Inc. (a)	4,886	99,675
WellCare Health Plans, Inc. (a)	1,391	129,015
		228,690
Hotels, Restaurants & Leisure: 8.7%
Boyd Gaming Corp. (a)	8,898	183,833
Fiesta Restaurant Group, Inc. (a)	4,044	132,562
Jack In The Box, Inc.	1,575	100,595
Krispy Kreme Doughnuts, Inc. (a)	6,891	107,431
La Quinta Holdings, Inc. (a)	9,751	121,887
Pinnacle Entertainment, Inc. (a)	2,975	104,423
Scientific Games Corp. (a)	6,542	61,691
		812,422
Household Durables: 3.0%
CalAtlantic Group, Inc.	4,739	158,377
TopBuild Corp. (a)	4,124	122,648
		281,025

Industrial Conglomerates: 2.2%
Carlisle Companies, Inc.	2,034	202,383
Insurance: 2.5%
Arch Capital Group Ltd. (a)	1,754	124,709
Primerica, Inc.	2,533	112,795
		237,504
Internet Software & Services: 3.3%
GoDaddy, Inc. (a)	5,231	169,118
Match Group, Inc. (a)	12,643	139,832
		308,950
IT Services: 1.7%
VeriFone Systems, Inc. (a)	5,624	158,822
Leisure Products: 1.7%
Brunswick Corp.	3,232	155,071
Life Sciences Tools & Services: 1.8%
ICON plc (a)	2,189	164,394
Machinery: 1.9%
Oshkosh Corp.	4,365	178,398
Media: 5.8%
E. W. Scripps Co.	9,243	144,098
Gray Television, Inc. (a)	8,401	98,460
Lions Gate Entertainment Corp.	5,065	110,670
Media General, Inc. (a)	2,871	46,826
Nexstar Broadcasting Group, Inc.	3,256	144,143
		544,197
Multiline Retail: 1.5%
Burlington Stores, Inc. (a)	2,415	135,820
Oil, Gas & Consumable Fuels: 5.1%
Concho Resources, Inc. (a)	846	85,480
Gulfport Energy Corp. (a)	5,872	166,412
Memorial Resource Development Corp. (a)	11,116	113,161
Rice Energy, Inc. (a)	8,329	116,273
		481,326
Pharmaceuticals: 5.1%
Akorn, Inc. (a)	5,045	118,709
Depomed, Inc. (a)	7,825	109,002
Impax Laboratories, Inc. (a)	3,959	126,767
Sagent Pharmaceuticals, Inc. (a)	9,740	118,536
		473,014
Professional Services: 2.1%
TransUnion (a)	7,109	196,279
Real Estate Management & Development: 2.8%
Jones Lang La Salle, Inc.	1,067	125,181
Realogy Holdings Corp. (a)	3,731	134,726
		259,907
Road & Rail: 1.1%
Genesee & Wyoming, Inc. (a)	1,689	105,900
Semiconductors & Semiconductor Equipment: 3.6%
Cavium, Inc. (a)	2,136	130,638
Rambus, Inc. (a)	8,639	118,786
Tessera Technologies, Inc.	2,946	91,326
		340,750
Software: 5.0%
Ellie Mae, Inc. (a)	1,833	166,143
Fair Isaac Corp.	932	98,876
Fortinet, Inc. (a)	4,273	130,882
NICE Systems Ltd.	1,069	69,260
		465,161

Specialty Retail: 2.8%
Penske Automotive Group, Inc.	3,547	134,431
Select Comfort Corp. (a)	6,416	124,406
TravelCenters of America (a)	1	4
		258,841
Trading Companies & Distributors: 2.1%
HD Supply Holdings, Inc. (a)	5,989	198,056
Total Common Stocks (cost $9,642,489)		8,898,044

Real Estate Investment Trusts (REITS): 5.4%
Columbia Property Trust, Inc.	5,525	121,495
FelCor Lodging Trust, Inc.	19,496	158,308
Forest City Realty Trust, Inc.	6,314	133,162
Gaming & Leisure Properties, Inc.	3,137	96,996
		509,961
Total REITS (cost $513,719)		509,961

Short-Term Investments - Investment Companies: 1.1%
Short-Term Treasury Investment, 0.23% (b)	98,429	98,429
Total Short-Term Investments (cost $98,429)		98,429

Total Investments - 101.5% (cost $10,254,637)		9,506,434
Liabilities in Excess of Other Assets (1.5)%		(144,888)
Net Assets: 100.0%		$9,361,546

(a)	No distribution or dividend was made during the period ended March 31, 2016.
	As such, it is classified as a non-income producing security as of March 31, 2016.
(b)	Rate reported is the current yield as of March 31, 2016.

	The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

	Cost of investments	$10,254,637
	Gross unrealized appreciation	343,933
	Gross unrealized depreciation	(1,092,136)
	Net unrealized depreciation	$(748,203)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous
	fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most
	recent semi-annual report.

PENN Capital Small Cap Equity Fund
Schedule of Investments	March 31, 2016 (Unaudited)

Common Stocks: 96.3%	Shares	Value
Aerospace & Defense: 1.0%
Cubic Corp.	1,950	$77,922
Banks: 11.9%
BankUnited, Inc.	3,703	127,532
Capital Bank Financial Corp.	4,216	130,064
Cascade Bancorp (a)	10,630	60,697
FCB Financial Holdings, Inc. (a)	3,916	130,246
Pinnacle Financial Partners, Inc.	3,132	153,656
PrivateBancorp, Inc.	3,797	146,564
Texas Capital Bancshares, Inc. (a)	1,524	58,491
Western Alliance Bancorp (a)	3,292	109,887
		917,137
Biotechnology: 0.9%
Acorda Therapeutics, Inc. (a)	2,660	70,357
Building Products: 1.2%
NCI Building Systems, Inc. (a)	6,359	90,298
Capital Markets: 2.5%
HFF, Inc.	1,140	31,384
KCG Holdings, Inc. (a)	7,125	85,144
OM Asset Management plc	2,940	39,249
WisdomTree Investments, Inc.	3,291	37,616
		193,393
Chemicals: 1.3%
PolyOne Corp.	3,242	98,070
Commercial Services & Supplies: 2.6%
HNI Corp.	1,731	67,803
Mobile Mini, Inc.	3,884	128,250
		196,053
Communications Equipment: 1.7%
Lumentum Holdings, Inc. (a)	4,859	131,047
Construction & Engineering: 1.2%
Tutor Perini Corp. (a)	5,756	89,448
Construction Materials: 1.1%
Summit Materials, Inc. (a)	4,464	86,825
Diversified Telecommunication Services: 2.3%
8x8, Inc. (a)	8,018	80,661
inContact, Inc. (a)	10,542	93,718
		174,379
Electronic Equipment, Instruments & Components: 2.0%
Mercury Systems, Inc. (a)	2,710	55,013
Rogers Corp. (a)	1,709	102,318
		157,331
Energy Equipment & Services: 3.0%
Superior Energy Services, Inc.	4,572	61,219
U.S. Silica Holdings, Inc.	7,481	169,968
		231,187
Health Care Equipment & Supplies: 1.6%
NuVasive, Inc. (a)	2,561	124,593
Health Care Providers & Services: 2.5%
Envision Healthcare Holdings, Inc. (a)	4,375	89,250
WellCare Health Plans, Inc. (a)	1,142	105,920
		195,170

Hotels, Restaurants & Leisure: 12.1%
Belmond Ltd. (a)	11,648	110,539
Boyd Gaming Corp. (a)	6,108	126,191
Fiesta Restaurant Group, Inc. (a)	2,810	92,112
Jack In The Box, Inc.	1,372	87,630
Krispy Kreme Doughnuts, Inc. (a)	6,692	104,328
Pinnacle Entertainment, Inc. (a)	4,109	144,226
Scientific Games Corp. (a)	11,189	105,512
SeaWorld Entertainment, Inc.	7,643	160,962
		931,500
Household Durables: 2.9%
La-Z-Boy, Inc.	3,722	99,526
TopBuild Corp. (a)	4,245	126,247
		225,773
Internet Software & Services: 1.5%
Comscore, Inc. (a)	1,585	47,613
Gogo, Inc. (a)	6,372	70,156
		117,769
IT Services: 2.6%
Interxion Holding N.V. (a)	2,547	88,075
VeriFone Systems, Inc. (a)	4,051	114,400
		202,475
Life Sciences Tools & Services: 2.5%
Cambrex Corp. (a)	2,459	108,196
ICON plc (a)	1,150	86,365
		194,561
Media: 10.8%
E. W. Scripps Co.	9,716	151,473
Gray Television, Inc. (a)	13,422	157,306
IMAX Corp. (a)	3,651	113,510
Media General, Inc. (a)	5,719	93,277
Nexstar Broadcasting Group, Inc.	2,879	127,453
Sinclair Broadcast Group, Inc.	4,339	133,424
Townsquare Media, Inc. (a)	5,044	56,543
		832,986
Multiline Retail: 1.7%
Burlington Stores, Inc. (a)	2,300	129,352
Oil, Gas & Consumable Fuels: 6.8%
Bonanza Creek Energy, Inc. (a)	4,986	7,928
Callon Petroleum Co. (a)	8,709	77,075
Carrizo Oil & Gas, Inc. (a)	2,696	83,360
Memorial Resource Development Corp. (a)	8,688	88,444
Parsley Energy, Inc. (a)	2,331	52,680
PDC Energy, Inc. (a)	1,333	79,247
Rice Energy, Inc. (a)	5,542	77,366
Sanchez Energy Corp. (a)	11,020	60,500
		526,600
Pharmaceuticals: 4.5%
Akorn, Inc. (a)	3,224	75,861
Depomed, Inc. (a)	6,358	88,567
Impax Laboratories, Inc. (a)	3,127	100,126
Sagent Pharmaceuticals, Inc. (a)	6,948	84,557
		349,111
Road & Rail: 1.6%
Swift Transportation Co. (a)	6,593	122,828
Semiconductors & Semiconductor Equipment: 3.1%
Cavium, Inc. (a)	1,374	84,034
Rambus, Inc. (a)	6,009	82,624
Tessera Technologies, Inc.	2,191	67,921
		234,579

Software: 6.5%
Callidus Software, Inc. (a)	5,980	99,746
Ellie Mae, Inc. (a)	1,230	111,487
Fair Isaac Corp.	678	71,929
Model N, Inc. (a)	6,643	71,545
NICE Systems Ltd.	1,154	74,768
Tyler Technologies, Inc. (a)	583	74,980
		504,455
Specialty Retail: 1.2%
Select Comfort Corp. (a)	4,845	93,945
Trading Companies & Distributors: 1.7%
Beacon Roofing Supply, Inc. (a)	3,152	129,264
Total Common Stocks (cost $7,154,580)		7,428,408

Real Estate Investment Trusts (REITs): 3.7%
FelCor Lodging Trust, Inc.	14,833	120,444
Gaming & Leisure Properties, Inc.	3,605	111,467
Ryman Hospitality Properties, Inc.	1,105	56,885
		288,796
Total REITS (cost $273,276)		288,796

Short-Term Investments: 3.9%
Short-Term Treasury Investment, 0.23% (b)	297,874	297,874
Total Short-Term Investments (cost $297,874)		297,874

Total Investments - 103.9% (cost $7,725,730)		8,015,078
Liabilities in Excess of Other Assets (3.9)%		(297,209)
Net Assets: 100.0%		$7,717,869

(a)	No distribution or dividend was made during the period ended March 31, 2016. As such, it is classified
	as a non-income producing security as of March 31, 2016.
(b)	Rate reported is the current yield as of March 31, 2016.

	The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

	Cost of investments	$7,725,730
	Gross unrealized appreciation	483,674
	Gross unrealized depreciation	(194,326)
	Net unrealized appreciation	$289,348

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous
	fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most
	recent semi-annual report.

PENN Capital Opportunistic High Yield Fund
Schedule of Investments	March 31, 2016 (Unaudited)

Corporate Bonds: 93.2%	Principal	Value
Aerospace: 0.6%
Triumph Group, Inc., 4.875%, 4/1/21	50,000	$45,370
Airline Companies: 1.4%
Air Canada, 7.750%, 4/15/21 (b)	50,000	49,250
American Airlines Group, Inc., 4.625%, 3/1/20 (b)	30,000	29,400
American Airlines Group, Inc., 5.500%, 10/1/19 (b)	20,000	20,350
		99,000
Auto Parts & Equipment: 0.7%
American Axle Manufacturing, Inc., 6.625%, 10/15/22	50,000	51,875
Banking: 2.3%
Ally Financial, Inc., 8.000%, 11/1/31	25,000	28,500
Ally Financial, Inc., 5.750%, 11/20/25	45,000	43,987
Ally Financial, Inc., 5.125%, 9/30/24	50,000	51,125
CIT Group, Inc., 5.000%, 8/15/22	40,000	40,500
		164,112
Beverage: 0.6%
Cott Beverages, Inc., 5.375%, 7/1/22	45,000	45,675
Building & Construction: 1.0%
Beazer Homes USA, 9.125%, 5/15/19	10,000	9,500
William Lyon Homes, Inc., 8.500%, 11/15/20	60,000	61,565
		71,065
Building Materials: 2.9%
Builders FirstSource, Inc., 7.625%, 6/1/21 (b)	25,000	25,968
Griffon Corp., 5.250%, 3/1/22	55,000	54,863
HD Supply Holdings, Inc., 5.250%, 12/15/21 (b)	25,000	26,250
HD Supply Holdings, Inc., 7.500%, 7/15/20	65,000	68,981
U.S. Concrete, Inc., 8.500%, 12/1/18	35,000	36,400
		212,462
Chemical Companies: 1.0%
Celanese US Holdings, 4.625%, 11/15/22	25,000	25,150
Olin Corp., 9.750%, 10/15/23 (b)	20,000	22,850
Platform Specialty Products, 6.500%, 2/1/22 (b)	25,000	21,094
		69,094
Computer Hardware: 2.4%
Micron Technology, Inc., 5.250%, 8/1/23 (b)	20,000	16,350
Micron Technology, Inc., 5.875%, 2/15/22	15,000	12,975
Qorvo, Inc., 6.750%, 12/1/23 (b)	50,000	51,625
Western Digital Corp., 10.500%, 4/1/24 (b)	35,000	35,022
Western Digital Corp., 7.375%, 4/1/23 (b)	55,000	56,100
		172,072
Consumer - Products: 1.9%
Radio Systems Corp., 8.375%, 11/1/19 (b)(d)	45,000	46,800
Revlon Consumer Products Corp., 5.750%, 2/15/21	40,000	41,100
Spectrum Brands, Inc., 6.625%, 11/15/22	45,000	48,656
		136,556
Consumer/Commercial/Lease Financing: 3.2%
Aircastle Ltd., 7.625%, 4/15/20	25,000	28,250
Aircastle Ltd., 6.250%, 12/1/19	50,000	54,312
Credit Acceptance Corp., 6.125%, 2/15/21	30,000	28,350
International Lease Financial Corp., 8.625%, 1/15/22	55,000	66,138
Provident Funding Associates, L.P., 6.750%, 6/15/21 (b)	60,000	56,850
		233,900
Diversified Capital Goods: 1.3%
Anixter International, Inc., 5.125%, 10/1/21	50,000	50,250
Gardner Denver, Inc., 6.875%, 8/15/21 (b)	20,000	16,350
Park-Ohio Industries, Inc., 8.125%, 4/1/21	25,000	25,437
		92,037

Electric - Generation: 2.9%
Calpine Corp., 5.375%, 1/15/23	65,000	63,010
Dynegy, Inc., 6.750%, 11/1/19	30,000	29,850
NRG Energy, Inc., 6.625%, 3/15/23	60,000	55,969
NRG Energy, Inc., 8.250%, 9/1/20	65,000	65,487
		214,316
Energy - Exploration & Production: 2.3%
Antero Resources Corp., 5.125%, 12/1/22	30,000	27,150
Antero Resources Corp., 5.375%, 11/1/21	20,000	18,350
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	40,000	37,300
Continental Resources, Inc., 5.000%, 9/15/22	25,000	21,547
Endeavor Energy Resources, L.P., 7.000%, 8/15/21 (b)	30,000	28,050
Gulfport Energy Corp., 6.625%, 5/1/23	15,000	13,950
Gulfport Energy Corp., 7.750%, 11/1/20	20,000	20,000
		166,347
Food - Wholesale: 1.1%
JBS USA, Inc., 5.875%, 7/15/24 (b)	50,000	45,125
JBS USA, Inc., 7.250%, 6/1/21 (b)	35,000	34,860
		79,985
Gaming: 4.2%
Boyd Gaming Corp., 9.000%, 7/1/20	30,000	31,725
Golden Nugget Escrow, Inc., 8.500%, 12/1/21 (b)(d)	30,000	30,000
Isle Of Capri Casinos, Inc., 5.875%, 3/15/21	25,000	25,750
Isle Of Capri Casinos, Inc., 8.875%, 6/15/20	25,000	26,187
MGM Resorts International, 6.625%, 12/15/21	25,000	26,813
MGM Resorts International, 7.750%, 3/15/22	90,000	100,688
Scientific Games Corp., 8.125%, 9/15/18	35,000	29,575
Scientific Games International, Inc., 7.000%, 1/1/22 (b)	35,000	35,700
		306,438
Gas Distribution: 8.7%
Blue Racer Midstream, 6.125%, 11/15/22 (b)	45,000	37,462
DCP Midstream Partners, L.P., 3.875%, 3/15/23 (d)	35,000	29,265
DCP Midstream Partners, L.P., 4.950%, 4/1/22	33,000	29,006
DCP Midstream Partners, L.P., 9.750%, 3/15/19 (b)	55,000	53,898
Energy Transfer Partners, L.P., 4.150%, 10/1/20	60,000	58,186
Kinder Morgan Energy Partners, L.P., 5.950%, 2/15/18	10,000	10,469
Kinder Morgan, Inc., 5.625%, 11/15/23 (b)	10,000	10,149
MPLX, L.P., 4.500%, 7/15/23 (b)	70,000	64,258
MPLX, L.P., 5.500%, 2/15/23 (b)	15,000	14,525
Rockies Express Pipeline, 6.875%, 4/15/40 (b)(d)	75,000	62,719
Rockies Express Pipeline, 5.625%, 4/15/20 (b)	25,000	23,625
Sabine Pass Liquefaction, 6.250%, 3/15/22	100,000	98,000
Sunoco, L.P., 5.500%, 8/1/20 (b)	25,000	24,938
Sunoco, L.P., 6.375%, 4/1/23 (b)	20,000	20,012
Targa Resources Partners, L.P., 5.000%, 1/15/18	50,000	49,875
Targa Resources Partners, L.P., 6.875%, 2/1/21	45,000	44,100
		630,487
Health Services: 2.8%
Acadia Healthcare Company, Inc., 6.125%, 3/15/21	35,000	36,225
AmSurg Corp., 5.625%, 7/15/22	30,000	30,900
Centene Corp., 6.125%, 2/15/24 (b)	20,000	21,050
Centene Corp., 5.625%, 2/15/21 (b)	15,000	15,637
HealthSouth Corp., 5.750%, 9/15/25	45,000	45,473
Select Medical Corp., 6.375%, 6/1/21	60,000	56,700
		205,985
Hospitals: 3.1%
Community Health Systems, Inc., 6.875%, 2/1/22	40,000	36,100
Community Health Systems, Inc., 5.125%, 8/1/21	65,000	65,812
Community Health Systems, Inc., 5.125%, 8/15/18	10,000	10,075
HCA Holdings, Inc., 7.500%, 2/15/22	25,000	28,289
HCA Holdings, Inc., 5.250%, 6/15/26	15,000	15,375
HCA Holdings, Inc., 5.375%, 2/1/25	20,000	20,219

Tenet Healthcare Corp., 8.125%, 4/1/22	45,000	46,166
		222,036
Hotels: 2.0%
FelCor Lodging Partnership Ltd., 5.625%, 3/1/23	60,000	61,200
Hilton Worldwide Finance, 5.625%, 10/15/21	40,000	41,448
Ryman Hospitality Properties, Inc., 5.000%, 4/15/21	40,000	41,000
		143,648
Household & Leisure Products/Durables: 0.6%
Serta Simmons Holdings, 8.125%, 10/1/20 (b)	45,000	46,688
Investments & Miscellaneous Financial Services: 3.1%
Cardtronics, Inc., 5.125%, 8/1/22	35,000	34,562
E*Trade Financial Corp., 5.375%, 11/15/22	50,000	52,813
First Data Corp., 5.750%, 1/15/24 (b)	50,000	49,995
First Data Corp., 5.000%, 1/15/24 (b)	30,000	30,038
First Data Corp., 7.000%, 12/1/23 (b)	55,000	55,550
		222,958
Media - Broadcast: 5.8%
Clear Channel Communications, 9.000%, 3/1/21	45,000	31,331
Entercom Communications, 10.500%, 12/1/19	70,000	72,625
Gray Television, Inc., 7.500%, 10/1/20	85,000	89,675
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	65,000	67,113
Radio One, Inc., 7.375%, 4/15/22 (b)	25,000	22,500
Radio One, Inc., 9.250%, 2/15/20 (b)(d)	140,000	95,900
Sinclair Broadcast Group, Inc., 5.625%, 8/1/24 (b)	45,000	45,225
		424,369
Media - Cable: 4.0%
Aldephia Communications Corp., 9.375%, 11/15/09	15,000	75
Cablevision Systems Corp., 8.625%, 9/15/17	35,000	37,012
Cequel Communications Holdings, 6.375%, 9/15/20 (b)	30,000	29,700
CSC Holdings, Inc., 6.750%, 11/15/21	40,000	41,080
CSC Holdings, Inc., 8.625%, 2/15/19	50,000	55,000
Dish Network Corp., 6.750%, 6/1/21	40,000	41,300
Dish Network Corp., 7.875%, 9/1/19	20,000	22,000
Midcontinent Express Pipeline, 6.250%, 8/1/21 (b)	65,000	66,950
		293,117
Media - Services: 0.7%
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	50,000	43,375
Lamar Media Corp., 5.750%, 2/1/26 (b)	10,000	10,500
		53,875
Metals/Mining Excluding Steel: 0.5%
Freeport-McMoRan, Inc., 2.375%, 3/15/18	40,000	35,400
Multi-Line Insurance: 0.5%
Hub International Ltd., 7.875%, 10/1/21 (b)	35,000	34,475
Non-Food & Drug Retailers: 2.1%
Dollar Tree, Inc., 5.750%, 3/1/23 (b)	40,000	42,375
J. C. Penney, Inc., 8.125%, 10/1/19	60,000	61,650
PetSmart, Inc., 7.125%, 3/15/23 (b)	45,000	47,700
		151,725
Office Equipment: 0.4%
CDW LLC, 5.000%, 9/1/23	30,000	30,450
Oil Refining & Marketing: 1.1%
PBF Energy, 7.000%, 11/15/23 (b)	40,000	37,950
Western Refining, Inc., 6.250%, 4/1/21 (d)	45,000	39,600
		77,550
Packaging: 0.8%
Reynolds Group Issuer, 5.750%, 10/15/20	55,000	56,444
Pharmaceuticals & Devices: 3.9%
Alere, Inc., 6.500%, 7/15/20	15,000	15,285
Endo Finance Issuers, 5.875%, 1/15/23 (b)	35,000	33,337
Jaguar Holding Co., 6.375%, 8/1/23 (b)	55,000	56,474
Kinetic Concepts, Inc., 10.500%, 11/1/18	75,000	75,188
Valeant Pharmaceuticals, Inc., 5.875%, 5/15/23 (b)	15,000	11,756

Valeant Pharmaceuticals, Inc., 5.625%, 12/1/21 (b)	30,000	23,625
Valeant Pharmaceuticals, Inc., 6.375%, 10/15/20 (b)	45,000	37,350
Valeant Pharmaceuticals, Inc., 5.375%, 3/15/20 (b)	40,000	32,600
		285,615
Printing & Publishing: 0.9%
Lee Enterprises, Inc., 9.500%, 3/15/22 (b)	45,000	44,269
Time, Inc., 5.750%, 4/15/22 (b)	25,000	22,187
		66,456
Railroads: 0.5%
Watco Companies, 6.375%, 4/1/23 (b)	40,000	39,000
Real Estate Development & Management: 0.7%
Realogy Group, 5.250%, 12/1/21 (b)	50,000	51,625
REITs: 1.2%
iStar, Inc., 5.000%, 7/1/19	55,000	52,800
iStar, Inc., 4.875%, 7/1/18	35,000	33,819
		86,619
Restaurants: 0.8%
P.F. Chang’s China Bistro, 10.250%, 6/30/20 (b)(d)	60,000	54,450
Software/Services: 1.3%
Match Group, Inc., 6.750%, 12/15/22 (b)	45,000	45,619
Nuance Communications, Inc., 5.375%, 8/15/20 (b)	50,000	50,719
		96,338
Support - Services: 4.0%
ADT Corp., 6.250%, 10/15/21	20,000	20,100
ADT Corp., 4.875%, 7/15/42 (d)	105,000	70,875
ADT Corp., 3.500%, 7/15/22	10,000	8,650
Ahern Rentals, Inc., 7.375%, 5/15/23 (b)(d)	50,000	34,500
Avis Budget Group, Inc., 5.125%, 6/1/22 (b)	40,000	37,950
Hertz Corp., 6.750%, 4/15/19	30,000	30,435
Hertz Corp., 7.500%, 10/15/18	45,000	45,720
United Rentals, Inc., 6.125%, 6/15/23	15,000	15,487
West Corp., 5.375%, 7/15/22 (b)	30,000	27,519
		291,236
Telecom - Integrated/Services: 9.5%
CenturyLink, Inc., 7.500%, 4/1/24	5,000	5,006
CenturyLink, Inc., 5.625%, 4/1/20	25,000	25,325
CenturyLink, Inc., 6.450%, 6/15/21	5,000	5,066
Cincinnati Bell, Inc., 8.375%, 10/15/20	55,000	55,825
Cogent Communications Finance, Inc., 5.625%, 4/15/21 (b)	50,000	48,375
CyrusOne, L.P., 6.375%, 11/15/22	75,000	77,812
EarthLink, Inc., 7.375%, 6/1/20	60,000	62,100
Equinix, Inc., 5.375%, 1/1/22	50,000	51,875
Equinix, Inc., 5.375%, 4/1/23	25,000	25,875
Frontier Communications Corp., 8.875%, 9/15/20 (b)	30,000	31,312
Frontier Communications Corp., 6.875%, 1/15/25	55,000	46,441
Frontier Communications Corp., 7.625%, 4/15/24	55,000	48,812
Level 3 Financing, Inc., 5.125%, 5/1/23	20,000	20,225
Level 3 Financing, Inc., 5.375%, 8/15/22	60,000	60,931
WaveDivision Escrow, 8.125%, 9/1/20 (b)	50,000	49,375
Windstream Corp., 7.750%, 10/1/21	60,000	48,938
Windstream Corp., 7.750%, 10/15/20	30,000	25,800
		689,093
Telecom - Wireless: 2.9%
Crown Castle International Corp., 5.250%, 1/15/23	40,000	43,000
Sprint Corp., 7.250%, 9/15/21	115,000	87,831
Sprint Nextel Corp., 7.000%, 3/1/20 (b)	55,000	55,000
Sprint Nextel Corp., 7.000%, 8/15/20	20,000	15,900
Sprint Nextel Corp., 9.000%, 11/15/18 (b)	10,000	10,475
		212,206
Telecommunications Equipment: 0.3%
CommScope, Inc., 5.500%, 6/15/24 (b)	25,000	25,250

Transportation Excluding Air/Rail: 1.2%
Con-Way, Inc., 7.250%, 1/15/18	50,000	50,625
OPE KAG Finance Sub, Inc., 7.875%, 7/31/23 (b)	40,000	39,900
		90,525
Total Corporate Bonds (cost $6,743,494)		6,777,924

Preferred Stocks: 0.0%	Shares	Value
Spanish Broadcasting Systems, Inc. (a)(d)	1	496
Total Preferred Stocks (cost $613)		496

Short-Term Investments: 7.3%
Short-Term Treasury Investment, 0.23% (c)	533,276	533,276
Total Short-Term Investments (cost $533,276)		533,276

Total Investments - 100.5% (cost $7,277,383)		7,311,696
Liabilities in Excess of Other Assets (0.5)%		(35,078)
Net Assets: 100.0%		$7,276,618

(a)	No distribution or dividend was made during the period ended March 31, 2016. As such, it is classified as a non-income producing security as of March 31, 2016.
(b)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  As of March 31, 2016, the value of these investments was $2,474,480, or 34.0% of total net assets.

(c)	Rate reported is the current yield as of March 31, 2016.
(d)	Securities considered illiquid. As of March 31, 2016, the value of these investments was $464,605, or 6.38% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

Cost of investments	$7,277,383
Gross unrealized appreciation	123,949
Gross unrealized depreciation	(89,636)
Net unrealized appreciation	$34,313

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual report.

PENN Capital Senior Floating Rate Income Fund
Schedule of Investments	March 31, 2016 (Unaudited)

Bank Loans: 84.2%	Principal	Value
Aerospace & Defense: 1.3%
TransDigm, Inc., 3.500%, 5/16/22	248,804	$244,761
Airline Companies: 1.3%
US Airways, 3.500%, 5/23/19	250,000	249,313
Auto Parts & Equipment: 2.7%
Key Safety Systems, 4.750%, 8/29/21	250,000	248,230
TI Group Automotive Systems, 4.500%, 6/30/22	248,750	247,506
		495,736
Automotive: 0.8%
Chrysler Group, 3.250%, 12/31/18	146,102	145,829
Building Materials: 1.3%
HD Supply, Inc., 3.750%, 8/13/21	248,750	247,133
Chemical Companies: 2.7%
Huntsman International, 3.000%, 4/19/19	495,000	492,218
Computer Hardware: 4.0%
Avago Technologies, 4.250%, 2/1/23	500,000	497,215
Dell, Inc., 4.000%, 4/29/20	249,372	249,105
		746,320
Computers and Peripherals: 2.7%
Western Digital Corp., 6.250%, 3/30/23	500,000	493,595
Electric - Generation: 2.7%
Calpine Corp., 4.000%, 1/15/23	498,750	495,633
Entertainment: 1.3%
Life Time Fitness, 4.250%, 6/10/22	249,372	246,005
Food - Wholesale: 4.0%
JBS USA, Inc., 3.750%, 9/18/20	250,000	248,125
Pinnacle Foods, Inc., 3.750%, 1/31/23	249,375	250,141
Pinnacle Foods, Inc., 3.000%, 4/29/20	250,000	249,657
		747,923
Food & Drug Retailers: 1.4%
Albertsons Companies, Inc., 5.500%, 12/21/22	249,375	249,510
Health Services: 4.1%
Acadia Healthcare, 4.500%, 2/16/23	249,375	249,894
Envision Healthcare, 4.500%, 10/28/22	498,750	498,480
		748,374
Hospitals: 4.0%
Community Health Systems, Inc., 4.000%, 1/27/21	497,494	488,579
HCA Holdings, Inc., 3.683%, 3/17/23	250,000	250,782
		739,361
Hotels: 4.0%
Belmond Hotels, 4.000%, 3/19/21	249,364	245,935
Four Seasons, 3.500%, 6/27/20	246,915	244,831
Hilton Worldwide Holdings, Inc., 3.500%, 10/26/20	250,000	249,923
		740,689
Media - Broadcast: 2.7%
Gray Television, Inc., 4.250%, 6/13/21	249,375	249,375
Univision Communications, Inc, 4.000%, 3/1/20	248,669	245,924
		495,299
Media - Cable: 2.7%
Altice Financing, 5.250%, 2/4/22	248,747	248,953
Charter Communications, 3.000%, 1/3/20	248,721	247,523
		496,476
Media - Services: 1.3%
Match Group, Inc., 5.500%, 11/16/22	246,875	246,722
Multi-Line Insurance: 1.3%
Hub International Ltd., 4.000%, 10/2/20	249,364	242,506

Non-Food & Drug Retailers: 8.1%
Burlington Stores, Inc., 4.250%, 8/13/21	250,000	249,955
Hudson’s Bay, 4.750%, 9/30/22	250,000	249,062
Party City, 4.250%, 8/19/22	250,000	247,707
Petco Animal Supplies, 5.750%, 1/26/23	250,000	249,618
PetSmart, Inc., 4.250%, 3/11/22	498,744	496,375
		1,492,717
Office Equipment: 1.3%
CDW, 3.250%, 4/29/20	249,358	248,443
Packaging: 1.3%
Berry Plastics Corp., 4.000%, 10/3/22	231,518	231,402
Pharmaceuticals & Devices: 2.6%
Endo Pharmaceuticals, Inc., 3.750%, 9/26/22	249,375	245,323
Valeant Pharmaceuticals International, Inc., 4.000%, 4/1/22	249,370	235,136
		480,459
Printing & Publishing: 1.4%
Tribune Media Co., 3.750%, 12/27/20	248,747	247,608
Restaurants: 1.3%
Burger King, 3.750%, 12/10/21	249,367	249,021
Software/Services: 7.1%
Activision Blizzard, Inc., 3.250%, 10/13/20	149,665	150,180
First Data Corp., 3.930%, 3/23/18	403,642	402,532
Global Payments, Inc., 3.500%, 3/24/23	250,000	251,042
ON Semiconductor, 5.250%, 3/31/23	250,000	250,078
Zayo Group, 3.750%, 5/6/21	249,370	247,916
		1,301,748
Support - Services: 6.7%
Aramark Corp., 3.250%, 2/24/21	249,364	248,324
Hertz Corp., 3.750%, 3/11/18	498,070	497,657
KAR Auction Services, Inc., 4.250%, 3/9/23	250,000	250,520
ServiceMaster Co., 4.250%, 7/1/21	248,737	248,489
		1,244,990
Telecom - Integrated/Services: 5.4%
Cequel Communications, 4.250%, 12/14/22	249,375	247,934
Level 3 Financing, Inc., 4.000%, 1/15/20	250,000	250,547
Numericable, 4.750%, 2/10/23	500,000	495,470
		993,951
Telecom - Wireless: 2.7%
FairPoint Communications, Inc., 7.500%, 2/14/19	249,357	246,759
SBA Communications Corp., 3.250%, 3/24/21	249,365	247,919
		494,678
Total Bank Loans (cost $15,475,354)		15,548,420

Corporate Bonds: 5.0%
Banking: 1.1%
Ally Financial, Inc., 3.600%, 5/21/18	100,000	99,500
Ally Financial, Inc., 2.750%, 1/30/17	100,000	99,500
		199,000
Gas Distribution: 1.6%
Energy Transfer Partners, L.P., 6.125%, 2/15/17	90,000	92,187
Hiland Partners, L.P., 7.250%, 10/1/20 (a)	100,000	103,750
Targa Resources Partners, L.P., 5.000%, 1/15/18	100,000	99,750
		295,687
Hospitals: 0.5%
Tenet Healthcare Corp., 4.130%, 6/15/20 (a)	100,000	99,250
Investments & Miscellaneous Financial Services: 0.6%
E*Trade Financial Corp., 5.375%, 11/15/22	100,000	105,625
Media - Cable: 0.6%
CSC Holdings, Inc., 8.625%, 2/15/19	100,000	110,000
Telecom - Integrated/Services: 0.6%
Frontier Communications Corp., 8.125%, 10/1/18	100,000	106,750
Total Corporate Bonds (cost $908,168)		916,312

Short-Term Investments: 22.1%	Shares	Value
Short-Term Treasury Investment, 0.23% (b)	4,078,133	4,078,133
Total Short-Term Investments (cost $4,078,133)		4,078,133

Total Investments - 111.3% (cost $20,461,655)		20,542,865
Liabilities in Excess of Other Assets (11.3)%		(2,081,983)
Net Assets: 100.0%		$18,460,882

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”  As of March 31, 2016, the value of these investments was $203,000, or 1.1% of total net assets.

(b)	Rate reported is the current yield as of March 31, 2016.

	The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

	Cost of investments	$20,461,655
	Gross unrealized appreciation	97,969
	Gross unrealized depreciation	(16,759)
	Net unrealized appreciation	$81,210

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous
	fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most
	recent semi-annual report.

Investment Valuation
The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:
The fair value of each security listed or traded on the NASDAQ exchange will be valued at the NASDAQ Official Closing Price on each Business Day on which the Funds are open. Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ, for which market quotations are available, are valued at the official closing price of such exchange on each Business Day on which the Funds are open. If there is no such official closing price on an exchange, or NASDAQ, the portfolio security will be valued at the most recent quoted bid price.
Options contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, at the most recent bid price. Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the most recent quoted bid price. Futures contracts are valued at the most recent daily quoted settlement price.
Fixed Income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

 Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank Loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes the inputs used as of March 31, 2016 in valuing each Fund’s investments:

PENN Capital Small/Mid Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Common Stocks	$8,898,044	$-	$-	$8,898,044
Real Estate Investment Trusts (REITs)	509,961	-	-	509,961
Short-Term Investments(b)	-	-	-	98,429
Total Investments in Securities	$9,408,005	$-	$-	$9,506,434

PENN Capital Small Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Common Stocks	$7,428,408	$-	$-	$7,429,408
Real Estate Investment Trusts (REITs)	288,796	-	-	288,796
Short-Term Investments(b)	-	-	-	297,874
Total Investments in Securities	$7,717,204	$-	$-	$8,015,078

PENN Capital Opportunistic High Yield Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$6,777,924	$-	$6,777,924
Preferred Stocks	-	-	496	496
Short-Term Investments(b)	-	-	-	533,276
Total Investments in Securities	$-	$6,777,924	$496	$7,311,696

PENN Capital Senior Floating Rate Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Bank Loans	$-	$15,548,420	$-	$15,548,420
Corporate Bonds	-	916,312	-	916,312
Short-Term Investments(b)	-	-	-	4,078,133
Total Investments in Securities	$-	$16,464,732	$-	$20,542,865

(a)	All other industry classifications are identified in the Schedule of Investments for each Fund.
(b)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient to fair value. The investments noted have used net asset value as a practical expedient and have not been categorized in the fair value hierarchy.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of March 31, 2016:
Type of Assets	Fair value as of March 31, 2016	Valuation Techniques(s)	Unobservable Input
PENN Capital Opportunistic High Yield Fund Preferred Stock
Spanish Broadcasting Systems, Inc.	$ 496	Broker Quote	-

The following table reconciles Level 3 investments based on the inputs used to determine fair value:
	Balance as of December 1, 2015	Purchases	Sales	Accretion of Discount	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Balance as of March 31, 2016	Change in Unrealized Appreciation / Depreciation from Investments Held as of March 31, 2016
PENN Capital Opportunistic High Yield Fund
Preferred Stock
Spanish Broadcasting Systems, Inc.	$ -	$613	$-	$ -	$	$ (117)	$ 496	$ (117)

The Funds disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended March 31, 2016.

Item 2. Controls and Procedures.
(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.
(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PENN Capital Funds Trust

By (Signature and Title) _/s/ Richard A. Hocker
 Richard A. Hocker, President

Date           5/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Richard A. Hocker
   Richard A. Hocker, President

Date           5/25/16

By (Signature and Title)    /s/ Gerald McBride
  Gerald McBride, Treasurer

Date           5/25/16